Financial instruments - Schedule of net debt rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Net debt obligation, beginning balance	$ 346,093	$ 110,520
Issuance of convertible loan	1,815
Convertible loan transaction costs	(148)	(1,571)
Fair value adjustments	33,078	(23,432)
Convertible loan accretion	(10,418)	(4,756)
Deferred royalty obligation accretion and cumulative catch-up	(7,688)
Lease additions	(5,718)
Other lease activity including foreign exchange	(40)	315
Net cash inflow	(233,632)	264,783
Foreign exchange on cash	6	235
Net debt obligation, ending balance	101,369	346,093
Revision of Prior Period, Adjustment
Disclosure of detailed information about financial instruments [line items]
Net debt obligation, beginning balance	324,114
Net debt obligation, ending balance		324,114
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Net debt obligation, beginning balance	439,195	115,551
Issuance of convertible loan	50,000	65,000
Convertible loan transaction costs	(557)	(3,673)
Interest payments	(5,280)	(1,557)
Issuance of deferred royalty obligation	225,000
Deferred royalty transaction costs	(6,998)
Deferred royalty obligation payments	(213)
Lease principal	(977)	(1,144)
Net cash inflow	(233,632)	264,783
Foreign exchange on cash	6	235
Net debt obligation, ending balance	466,544	439,195
Cash and cash equivalents | Revision of Prior Period, Adjustment
Disclosure of detailed information about financial instruments [line items]
Net debt obligation, beginning balance	439,195
Net debt obligation, ending balance		439,195
Convertible loans, short-term and long-term
Disclosure of detailed information about financial instruments [line items]
Net debt obligation, beginning balance	(38,406)	0
Issuance of convertible loan	(50,368)	(37,203)
Convertible loan transaction costs	409	2,102
Convertible loan accretion	(10,418)	(4,756)
Interest payments	5,055	1,452
Net debt obligation, ending balance	(93,728)	(38,406)
Convertible loans, short-term and long-term | Revision of Prior Period, Adjustment
Disclosure of detailed information about financial instruments [line items]
Net debt obligation, beginning balance	(38,406)
Net debt obligation, ending balance		(38,406)
Embedded derivative
Disclosure of detailed information about financial instruments [line items]
Net debt obligation, beginning balance	(51,229)	0
Issuance of convertible loan	(18,158)	(27,797)
Fair value adjustments	31,440	(23,432)
Net debt obligation, ending balance	(37,947)	(51,229)
Embedded derivative | Revision of Prior Period, Adjustment
Disclosure of detailed information about financial instruments [line items]
Net debt obligation, beginning balance	(51,229)
Net debt obligation, ending balance		(51,229)
Derivatives
Disclosure of detailed information about financial instruments [line items]
Issuance of convertible loan	20,341
Fair value adjustments	1,638
Net debt obligation, ending balance	0
Derivatives | Revision of Prior Period, Adjustment
Disclosure of detailed information about financial instruments [line items]
Net debt obligation, beginning balance	(21,979)
Net debt obligation, ending balance		(21,979)
Deferred Royalty Obligation
Disclosure of detailed information about financial instruments [line items]
Issuance of deferred royalty obligation	(225,000)
Deferred royalty transaction costs	6,998
Deferred royalty obligation accretion and cumulative catch-up	(7,688)
Deferred royalty obligation payments	213
Net debt obligation, ending balance	(225,477)
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Net debt obligation, beginning balance	(3,467)	(5,031)
Interest payments	225	105
Lease additions	(5,718)
Lease principal	977	1,144
Other lease activity including foreign exchange	(40)	315
Net debt obligation, ending balance	(8,023)	(3,467)
Lease liabilities | Revision of Prior Period, Adjustment
Disclosure of detailed information about financial instruments [line items]
Net debt obligation, beginning balance	$ (3,467)
Net debt obligation, ending balance		$ (3,467)